Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000256566
Shareholder Report [Line Items]
Fund Name	Hedged Equity ETF
Trading Symbol	THEQ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Hedged Equity ETF (the "fund") for the period of March 26, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedged Equity ETF	$16	0.19%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

What drove fund performance during the past period?

  Major U.S. stock indexes rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Versus the S&P 500 Index, security selection within the U.S. Equity Research ETF contributed to relative results. The fund’s equity index put options were also additive during the trailing 12 months.

  The derivatives hedge that reduces the fund’s net equity exposure detracted from relative results given the strong equity market throughout the year. The fund’s exposure to U.S. lower-volatility equities further weighed on relative results.

  The fund seeks capital appreciation by investing in U.S. large-cap equities while aiming to deliver a lower risk profile, especially during significant equity downturns, by investing in multiple tail risk mitigating strategies. The fund uses an approach to risk estimation that gives more weight to extreme negative returns.

  The fund held material exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. Exposure to these derivatives detracted from total returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
3/26/25	10,000	10,000	10,000
6/2025	10,516	10,883	10,727
9/2025	11,140	11,773	11,484
12/2025	11,281	12,056	11,557

Average Annual Return [Table Text Block]
Fund	Since Inception 3/26/25
Hedged Equity ETF (Based on Net Asset Value)	12.81%
Russell 3000 Index (Regulatory Benchmark)	20.56%
CBOE S&P 500 5% Put Protection Index (Strategy Benchmark)	15.57%

Performance Inception Date	Mar. 26, 2025
AssetsNet	$ 34,272,000
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 29,000
InvestmentCompanyPortfolioTurnover	15.30%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$34,272 Number of Portfolio Holdings122 Investment Advisory Fees Paid (000s)$29 Portfolio Turnover Rate15.3%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Exchange-Traded Funds	80.5%
Information Technology	3.3
Financials	1.9
Health Care	1.8
Industrials & Business Services	1.0
Utilities	0.9
Consumer Staples	0.9
Consumer Discretionary	0.8
Communication Services	0.6
Other	8.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

T. Rowe Price U.S. Equity Research ETF	80.5%
McKesson	0.3
Chubb	0.3
Cencora	0.3
Microsoft	0.3
T-Mobile US	0.3
Mastercard	0.2
McDonald's	0.2
Duke Energy	0.2
ServiceNow	0.2

Material Fund Change [Text Block]